The following table presents revenues from contracts with customers disaggregated by product/service: (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Revenue from Contract with Customer [Abstract]
Device rental activities	$ 154,628	$ 165,353	$ 622,647	$ 383,434	$ 592,401	$ 304,294
Direct sales of goods and services	247,771	208,544	432,393	692,369	854,708	56,594
	$ 402,399	$ 373,897	$ 1,055,040	$ 1,075,803	$ 1,447,109	$ 360,888